S000095310 [Member] Investment Objectives and Goals - S000095310 [Member]	Mar. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Large Cap Growth ETF (the Fund) seeks to provide shareholders with capital appreciation.